Combined Funded Status and Amounts Recognized in the Accompanying Consolidated Balance Sheets (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	¥ 1,306,349	[1]	¥ 1,256,538
Service cost	27,761		27,342
Interest cost	25,182		25,062
Plan participants' contributions	1,196		1,200
Business combination			45,586	[2]
Actuarial loss (gain)	33,171		13,494
Foreign currency exchange rate changes	(1,112)		(19)
Benefits paid	(46,461)		(45,442)
Lump-sum payments	(17,770)		(17,412)
Benefit obligation at end of fiscal year	1,328,316	[1]	1,306,349	[1]
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	1,276,783		1,005,422
Actual return (negative return) on plan assets	(56,880)		225,154
Foreign currency exchange rate changes	(829)		(58)
Business combination			35,216	[2]
Employer contributions	52,249		55,291
Plan participants' contributions	1,196		1,200
Benefits paid	(46,461)		(45,442)
Fair value of plan assets at end of fiscal year	1,226,058		1,276,783
Funded status	(102,258)		(29,566)
Amounts recognized in the consolidated balance sheets consist of:
Prepaid pension cost	134		182
Accrued pension liability	(102,392)		(29,748)
Net amount recognized	(102,258)		(29,566)
Amounts recognized in Accumulated other comprehensive income (loss) before-tax consist of:
Prior service benefit	1,979		2,298
Net actuarial gain (loss)	(407,974)		(293,337)
Net amount recognized	¥ (405,995)		¥ (291,039)

[1]	The aggregated accumulated benefit obligations of these plans were ¥1,280,344 million and ¥1,301,798 million, respectively, as of March 31, 2010 and 2011. The defined benefit plans generally employ a multi-variable and non-linear formula based upon compensation at the time of severance, rank and years of service. Employees with service in excess of one year are qualified to receive lump-sum severance indemnities.
[2]	Business combination represents the effect of merger of MHSC and Shinko.